Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2023
Investments In Associates And Joint Ventures
Investments in associates and joint ventures

15. Investments in associates and joint ventures

Associates and joint ventures	% ownership	December 31, 2022	Additions and capitalizations	Equity results in income statement	Dividends declared	Translation adjustment	Transfer to assets held for sale	Other	December 31, 2023
Iron Ore Solutions
Baovale Mineração S.A.	50.00	24	-	3	(2)	2	-	1	28
Companhia Coreano-Brasileira de Pelotização	50.00	80	-	17	(30)	6	-	-	73
Companhia Hispano-Brasileira de Pelotização	50.89	48	-	16	(18)	3	-	-	49
Companhia Ítalo-Brasileira de Pelotização	50.90	62	-	16	(20)	5	-	-	63
Companhia Nipo-Brasileira de Pelotização	51.00	145	-	39	(45)	11	-	-	150
MRS Logística S.A.	48.45	509	-	118	(28)	42	-	(1)	640
VLI S.A.	29.60	428	-	(108)	-	25	-	1	346
Samarco Mineração S.A. (note 26)	50.00	-	-	-	-	-	-	-	-
		1,296	-	101	(143)	94	-	1	1,349
Energy Transition Metals
PT Kolaka Nickel Indonesia	18.30	-	-	-	-	-	(13)	13	-
		-	-	-	-	-	(13)	13	-
Others
Aliança Geração de Energia S.A.	55.00	340	-	48	(60)	28	-	-	356
Aliança Norte Energia Participações S.A.	51.00	106	-	(8)	-	8	-	-	106
Other		56	1	3	-	5	-	(4)	61
		502	1	43	(60)	41	-	(4)	523
Equity results in associates and joint ventures		1,798	1	144	(203)	135	(13)	10	1,872
Other results in associates and joint ventures (notes 16 and 26) (i)		-	-	(1,252)	-	-	-	-	-
Equity results and other results in associates and joint ventures		1,798	1	(1,108)	(203)	135	(13)	10	1,872

(i) It mainly refers to the addition to the provision related to the Samarco dam failure (note 26) and other results related to investments disposals (note 16).

Capital reduction in a foreign subsidiary – In August 2022, the Company approved a capital reduction in the amount of US$1,500 of Vale International SA (“VISA”), a wholly-owned foreign subsidiary, leading to a reduction in the absolute value of the investment held by the Parent Company, which resulted in a gain of US$1,543 due to the reclassification of the cumulative translation adjustments following our accounting policy for such nature of transaction, presented as “Other financial items, net” (note 6). The remaining balance of cumulative translation adjustments of VISA represents US$4,906 as of December 31, 2023.

a) Summarized financial information

The summarized financial information about relevant associates and joint ventures for the Company are as follows. The stand-alone financial statements of those entities may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies and using the most recent financial information available adjusted for the effects of significant transactions or events that occur between the date of the financial information and the date of the Company’s financial statements. The summarized financial information about Samarco is presented in note 26.

	December 31, 2023
	Aliança Geração de Energia	Aliança Norte Energia Participações	Pelletizing plants (i)	MRS Logística	VLI S.A.
Current assets	120	-	374	954	935
Non-current assets	1,064	210	420	2,779	3,309
Total assets	1,184	210	794	3,733	4,244

Current liabilities	171	-	133	704	933
Non-current liabilities	365	2	1	1,709	2,143
Total liabilities	536	2	134	2,413	3,076
Equity	648	208	660	1,320	1,168

Net revenue	230	-	194	1,291	1,682
Net income (loss)	88	(15)	172	243	(366)

	December 31, 2022
	Aliança Geração de Energia	Aliança Norte Energia Participações	CSP	Pelletizing plants (i)	MRS Logística	VLI S.A.
Current assets	140	-	827	497	387	760
Non-current assets	921	209	2,709	328	2,398	3,649
Total assets	1,061	209	3,536	825	2,785	4,409

Current liabilities	161	-	491	164	509	810
Non-current liabilities	282	1	2,450	1	1,219	2,153
Total liabilities	443	1	2,941	165	1,728	2,963
Equity	618	208	595	660	1,057	1,446

Net revenue	215	-	2,399	420	1,083	1,376
Net income (loss)	57	(13)	387	272	169	(29)

(i)	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, and Companhia Nipo-Brasileira de Pelotização.

b) Subsidiaries

The significant consolidated entities in each business segment are as follows:

	Location	Main activity/Business	% Ownership	% Voting capital	% Noncontrolling interest
Direct and indirect subsidiaries
Companhia Portuária da Baía de Sepetiba	Brazil	Iron ore	100.0%	100.0%	0.0%
Minerações Brasileiras Reunidas S.A. (“MBR”)	Brazil	Iron ore	100.0%	100.0%	0.0%
Salobo Metais S.A.	Brazil	Copper	100.0%	100.0%	0.0%
PT Vale Indonesia	Indonesia	Nickel	44.3%	44.3%	55.7%
Vale Base Metals Limited	United Kingdom	Holding	100.0%	100.0%	0.0%
Vale Holdings B.V.	Netherlands	Holding and research	100.0%	100.0%	0.0%
Vale Canada Limited	Canada	Nickel	100.0%	100.0%	0.0%
Vale International S.A.	Switzerland	Trading and holding	100.0%	100.0%	0.0%
Vale Malaysia Minerals Sdn. Bhd.	Malaysia	Iron ore	100.0%	100.0%	0.0%
Vale Oman Distribution Center LLC	Oman	Iron ore and pelletizing plant	100.0%	100.0%	0.0%
Vale Oman Pelletizing Company LLC	Oman	Pelletizing plant	100.0%	100.0%	0.0%

c) Noncontrolling interest

Summarized financial information

The summarized financial information, prior to the eliminations of the intercompany balances and transactions, about subsidiaries with material noncontrolling interest is as follows. The stand-alone financial statements of those entities may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies.

	December 31, 2023
	PTVI (note 16b)	Other	Total
Current assets	885	-	-
Non-current assets	2,977	-	-
Related parties – Shareholders	83	-	-
Total assets	3,945	-	-

Current liabilities	221	-	-
Non-current liabilities	239	-	-
Related parties – Shareholders	-	-	-
Total liabilities	460	-	-

Equity	3,484	-	-
Equity (negative reserves) attributable to noncontrolling interests	1,599	(79)	1,520

Net income	207	-	-
Net income (loss) attributable to noncontrolling interests	144	(22)	122

Dividends paid to noncontrolling interests	33	8	41
	December 31, 2022
	PTVI	Vale Oman Pelletizing (note 16e)	Other	Total
Current assets	853	84	-	-
Non-current assets	2,147	581	-	-
Related parties – Shareholders	113	81	-	-
Total assets	3,113	746	-	-

Current liabilities	183	96	-	-
Non-current liabilities	249	149	-	-
Related parties – Shareholders	-	297	-	-
Total liabilities	432	542	-	-

Equity	2,681	204	-	-
Equity (negative reserves) attributable to noncontrolling interests	1,492	61	(62)	1,491

Net income	181	29	-	-
Net income (loss) attributable to noncontrolling interests	101	9	(28)	82

Dividends paid to noncontrolling interests	-	12	-	12

	December 31, 2021
	PTVI	Vale Moçambique	Vale Oman Pelletizing	Other	Total
Current assets	771	420	92	-	-
Non-current assets	1,875	195	633	-	-
Related parties – Shareholders	82	6	25	-	-
Total assets	2,728	621	750	-	-

Current liabilities	174	224	97	-	-
Non-current liabilities	70	74	157	-	-
Related parties – Shareholders	-	12,072	296	-	-
Total liabilities	244	12,370	550	-	-

Equity (negative reserves)	2,484	(11,749)	200	-	-
Equity (negative reserves) attributable to noncontrolling interests	1,383	(587)	60	(21)	834

Net income	198	326	27	-	-
Net income (loss) attributable to noncontrolling interests	110	(85)	8	(10)	23

Dividends paid to noncontrolling interests	18	-	12	-	30

Accounting policy

Subsidiaries – The Company consolidates all entities over which it exercises control, defined as having both (i) exposure or rights to variable returns from its involvement and (ii) the ability to direct significant activities of the investee. Subsidiaries are fully consolidated from the acquisition date until the Company ceases to have control.

Transactions with noncontrolling interests – Investments held by other investors in Vale's subsidiaries are treated as noncontrolling interests (“NCI”). Transactions with NCI are treated as transactions with the Company's shareholders. For purchases or disposals of NCI, the difference between the consideration paid and the book value of the acquired portion of the subsidiary's net assets is directly recorded in equity under "Acquisitions and disposals of non-controlling interests."

Loss of control – When the Company ceases to have control, any interest retained in the entity is remeasured at its fair value, with the change in the carrying amount recognized in profit or loss. Amounts previously recognized in other comprehensive income are reclassified to the income statement.

Investments in associates and joint arrangements – Associates are entities over which the Company holds significant influence (typically 20% to 50% equity interest). If the equity interest in an associate decrease while retaining significant influence, a proportionate portion of the amounts previously recognized in other comprehensive income is reclassified to profit or loss as appropriate. Dilution gains and losses on associates are recognized in the income statement.

Joint arrangements are all entities over which the Company shares control with one or more parties. The classification of joint arrangement investments as joint operations or joint ventures depends on the contractual rights and obligations of each investor.

Joint operations are recorded in the financial statements to represent the Company’s contractual rights and obligations. Accordingly, assets, liabilities, income and expenses related to the joint operation are individually recorded in the financial statements.

Interests in joint ventures are accounted for using the equity method, recognized initially at cost. The Company's investment in joint ventures includes identified goodwill from the acquisition, net of any impairment loss. The Company's interest in joint venture profits or losses is recognized in the income statement, and participation in changes in reserves is reflected in the Company's reserves. If the Company's interest in the losses of an associate or joint venture equals or exceeds the carrying amount of the investment, including any other receivables, additional losses are not recognized unless obligations or payments have been made on behalf of the joint venture.

In addition, the financial information used for associates and joint ventures to account for their impact in these financial statements may diverge from the stand-alone financial statements of those entities due to adjustments to Vale's accounting policy and variations in reporting periods.

Cumulative translation adjustments - According to IAS 21, exchange differences arising from transactions and balances of foreign operations are recognized in other comprehensive income and accumulated in equity until the full or partial disposal of the operation. A "partial disposal" of an investment can be construed as (i) a reduction in the percentage of equity interest or (ii) a decrease in the absolute value of the investment through the reduction of the investee's capital, even if the investor's ownership percentage remains unchanged. Consequently, there exists an accounting policy choice concerning the definition of a partial disposal.

In alignment with its accounting policy, the Company has chosen to treat a capital reduction in an investment in a foreign operation under the absolute value approach as described in (ii) above. Consequently, the exchange differences initially recorded in equity are reclassified to the income statement in the same proportion as the reduction in the net investment held in the foreign operation.

Critical accounting estimates and judgments

In certain scenarios, judgment is necessary to determine whether, after considering all relevant factors, the Company exercises control, joint control, or significant influence over an entity. Significant influence includes situations involving collective control.

The Company holds the majority of the voting capital in five joint arrangements (Aliança Geração de Energia S.A., Aliança Norte Energia Participações S.A., Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, and Companhia Nipo-Brasileira de Pelotização). However, management has concluded that the Company lacks a sufficiently dominant voting interest to direct the activities of these entities. Consequently, these entities are accounted for using the equity method due to shareholder agreements where relevant decisions are shared with other parties.

Vale and Sumitomo Metal Mining Co. Ltd. ("SMM") jointly own a 44.3% and 15% equity interest in PT Vale Indonesia Tbk ("PTVI"), resulting in a total 59.3% interest in PTVI. Vale and SMM have a Shareholders' Agreement ("Block voting agreement"), stipulating that SMM will adhere to Vale's guidelines in decision-making on financial and operational matters crucial to PTVI's management. Consequently, the Company consolidates PTVI in its financial statements.